Preferred and Common Stock (Details) (USD $)	0 Months Ended										3 Months Ended	12 Months Ended									12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended			0 Months Ended												9 Months Ended		0 Months Ended					12 Months Ended	0 Months Ended			12 Months Ended	36 Months Ended					6 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Oct. 24, 2013	Aug. 21, 2013	May 28, 2013	Nov. 29, 2012	Sep. 30, 2012	Jun. 27, 2012	Mar. 16, 2012	Feb. 27, 2012	Sep. 07, 2011	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 10, 2013	Sep. 15, 2013	Jul. 02, 2013	Mar. 13, 2013	Dec. 31, 2013 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Nov. 08, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Nov. 08, 2013 Convertible Preferred Series D Stock [Member]	Dec. 31, 2013 Convertible Preferred Series D Stock [Member]	Sep. 15, 2013 Convertible Preferred Series D Stock [Member]	Dec. 31, 2012 Convertible Preferred Series D Stock [Member]	Dec. 31, 2013 Series E Preferred Stock [Member]	Dec. 31, 2013 ARCP [Member]	Dec. 31, 2012 ARCP [Member]	Dec. 31, 2011 ARCP [Member]	Sep. 07, 2011 IPO [Member]		Jan. 29, 2013 Follow on Offering [Member]		Jun. 18, 2012 Follow on Offering [Member]		Nov. 02, 2011 Follow on Offering [Member]		Jul. 09, 2012 Underwriters Over Allotment [Member]		Nov. 07, 2011 Underwriters Over Allotment [Member]		Sep. 30, 2013 At the Market Offering [Member]	Dec. 31, 2013 At the Market Offering [Member]	Nov. 11, 2013 Private Placement [Member]		Jun. 07, 2013 Private Placement [Member]		Dec. 31, 2013 Registration Payment Arrangement, Arrangement [Domain]	Dec. 31, 2013 ARCT IV / ARCP Merger [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] Series F Preferred Stock [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] Common Stock [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] ARCP IV [Member] Series F OP Units [Member] Subsequent Event [Member]	Dec. 31, 2012 ARCT III [Member]	Dec. 31, 2013 ARCT III [Member]	Feb. 28, 2013 ARCT III [Member]	Dec. 31, 2011 ARCT III [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP Merger [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2013 Shares Issued under the universal shelf registration Common Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, outstanding																							545,454			283,018		21,735,008		0
Shares converted into common stock												829,629
Convertible preferred stock, par value																												$ 0.01	$ 0.01	$ 0.01
Common stock, par value	$ 0.01											$ 0.01	$ 0.01					$ 0.01																																				$ 0.01					$ 0.01
Shares to be Issued																								15,100,000			21,700,000
Proceeds from issuances of preferred shares												$ 0	$ 9,000,000		$ 0												$ 288,000,000
Preferred Stock, Dividend Rate, Percentage																											5.81%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																																																							42,200,000	36,900,000	700,000
Percentage of Stock, Designated Cumulative Preferred Stock																					6.70%																																		6.70%
Preferred Stock, Redemption Price Per Share																					$ 25.00						$ 13.59
Maximum Amount of Offering from Universal Shelf Registration Statement	500,000,000											500,000,000								500,000,000																												60,000,000
Shares issued (in shares)													3,737,500	[1],[2]	7,147,034	[1],[3]									47,161,562 [1]										5,574,131	[1]	2,070,000	[1]	3,250,000	[1]	1,497,924	[1]	487,500	[1]	74,979	[1]	553,300 [1]		15,126,498	[1]	29,411,764	[1]												78,215,719		164,775,688	16,929,184		2,100,000
Common stock, shares authorized	750,000,000											750,000,000	240,000,000				1,500,000,000		750,000,000																																		1,882,248
Proceeds from issuances of common stock												2,158,486,000	1,909,520,000		122,993,000									186,000,000								676,600,000	34,900,000	84,000,000	67,400,000		26,700,000		30,300,000		15,800,000		4,600,000		800,000		8,900,000		186,000,000		455,000,000			300,000,000				1,600,000,000	102,200,000
Common stock, issued	239,234,725											239,234,725	184,553,676																																									5,400,000				155,700,000			9,800,000		140,700,000
Dividends declared, in dollars per share	$ 0.940	$ 1.000		$ 0.940	$ 0.900	$ 0.895	$ 0.890	$ 0.885	$ 0.880	$ 0.875	$ 0.910										$ 1.675						$ 0.789579
Preferred Stock, Liquidation Preference Per Share																											$ 13.59
Preferred Stock, Liquidation Preference, Additional Premium																											20.00%
Preferred Stock, Redemption Terms, Liquidation Preference, Percent																											102.00%
Preferred Stock, Redemption Terms, Volume Weighted Average Price, Percent																											102.00%
Preferred Stock, Conversion Terms, Volume Weighted Average Price Of Common Stock																											2.00%
Preferred Stock, Conversion Terms, Discount on Closing Price on Conversion Election Date, Percentage																											2.00%
Preferred Stock, Conversion Terms, Volume Weighted Average Price, Percent																											102.00%
Embedded Derivative, Fair Value of Embedded Derivative, Net																												16,700,000	18,700,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net																												2,000,000
Convertible preferred stock																													269,302,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																					42,200,000	6,990,000						21,735,008			0
Stock Repurchase Program, Authorized Amount			250,000,000
Number of Shares												600,000																																																					28,319,972	183,119
Stock Repurchased During Period, Price Per Share												$ 13.06
Common stock repurchases												$ 7,500,000																																																					$ 283,000	$ 2,000
Percentage of Total Outstanding Shares																																																												16.50%
Business Acquisition, Share Price																																																												$ 12.00
Shares Based on Exchange Ratio																																																												27,700,000
Shares, Outstanding																																																														29,200,000	148,100,000		239,234,725	184,553,676	17,162,016	20,000
Common Stock Outstanding After Share Exchange																																																												140,700,000

[1]	Excludes 140.7 million shares of common stock that were issued to the stockholders of ARCT III's common stock in conjunction with the ARCT III Merger.
[2]	Excludes 155.7 million and 5.4 million shares of common stock that were issued by ARCT III and ARCT IV, respectively, for gross proceeds of $1.6 billion and $255.0 million, respectively.
[3]	Excludes 9.8 million shares of common stock that were issued by ARCT III for gross proceeds of $102.2 million